Financial risk management and financial instruments - Credit Risk (Details) - customer	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Credit risk
Loss given default for secured financial assets	35.00%
Loss given default for unsecured financial assets	45.00%
Number of customers representing more than ten percent of turnover	0	0	0
Number of customers representing more than ten percent of trade receivables	0	0	0
Minimum
Credit risk
Contractual payment terms for receivables	30 days
Maximum
Credit risk
Contractual payment terms for receivables	120 days
South Africa
Credit risk
Percentage of total turnover	50.00%	49.00%	48.00%
Europe
Credit risk
Percentage of total turnover	22.00%	24.00%	22.00%
United States of America
Credit risk
Percentage of total turnover	14.00%	13.00%	13.00%